Business Segment Information (Schedule Of Identifiable Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Identifiable Assets	$ 1,033,753	$ 1,011,837
Utility Solutions [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	234,800	203,600
Test [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	92,800	100,600
Filtration [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	98,400	88,600
Corporate (Loss) [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 607,800	$ 619,000